Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

From time to time, Cara granted stock options to its employees, including the named executive officers. Historically, Cara granted new-hire option awards on or soon after a new hire’s employment start date and annual refresh employee option grants in the first quarter of each fiscal year, which refresh grants were approved by Cara’s Compensation Committee prior to the grant date. Also, Cara’s non-employee directors received automatic grants of initial and annual equity awards, at the time of a director’s initial appointment or election to Cara’s board and at the time of each annual meeting of Cara’s stockholders, respectively, pursuant to Cara’s Non-Employee Director Compensation Policy, as further described under the heading “Director Compensation” above. Cara did not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. Cara’s Compensation Committee considered whether there was any material nonpublic information, or MNPI, about Cara when determining the timing of stock option grants and did not seek to time the award of stock options in relation to our company’s public disclosure of MNPI. Cara did not time the release of MNPI for the purpose of affecting the value of executive compensation.

Following the Merger, the Company has granted stock options to its employees, including the Company’s executive officers. The Company generally grants new-hire option awards on or soon after a new hire’s employment start date and annual refresh employee option grants in the first quarter of each fiscal year, which refresh grants must be approved by the Board or Compensation Committee prior to the grant date. Also, the Company’s non-employee directors received automatic grants of initial equity awards following the Merger and will receive in future years annual equity awards at the time of each annual meeting of the Company’s stockholders, respectively, pursuant to the Company’s Non-Employee Director Compensation Policy, as further described under the heading “Director Compensation” above. The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. To date, the Company’s Board has considered whether there was any MNPI about the Company when determining the timing of stock option grants and did not seek to time the award of stock options in relation to our company’s public disclosure of MNPI. The Company did not time the release of MNPI for the purpose of affecting the value of executive compensation.

Grant of Stock Options Close in Time to the Filing of Certain SEC Reports

During fiscal year 2025, we did not grant option awards to our named executive officers during the period beginning four business days prior to and ended one business day following the filing of our periodic reports on Form 10-Q or Form 10-K or the filing or furnishing of a current report on Form 8-K that disclosed material non-public information.

Award Timing Method	Historically, Cara granted new-hire option awards on or soon after a new hire’s employment start date and annual refresh employee option grants in the first quarter of each fiscal year, which refresh grants were approved by Cara’s Compensation Committee prior to the grant date. Also, Cara’s non-employee directors received automatic grants of initial and annual equity awards, at the time of a director’s initial appointment or election to Cara’s board and at the time of each annual meeting of Cara’s stockholders, respectively, pursuant to Cara’s Non-Employee Director Compensation Policy, as further described under the heading “Director Compensation” above. The Company generally grants new-hire option awards on or soon after a new hire’s employment start date and annual refresh employee option grants in the first quarter of each fiscal year, which refresh grants must be approved by the Board or Compensation Committee prior to the grant date. Also, the Company’s non-employee directors received automatic grants of initial equity awards following the Merger and will receive in future years annual equity awards at the time of each annual meeting of the Company’s stockholders, respectively, pursuant to the Company’s Non-Employee Director Compensation Policy, as further described under the heading “Director Compensation” above.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Cara when determining the timing of stock option grants and did not seek to time the award of stock options in relation to our company’s public disclosure of MNPI. Cara did not time the release of MNPI for the purpose of affecting the value of executive compensation.To date, the Company’s Board has considered whether there was any MNPI about the Company when determining the timing of stock option grants and did not seek to time the award of stock options in relation to our company’s public disclosure of MNPI. The Company did not time the release of MNPI for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false